FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
Schedule of maximum exposure to credit risk

	December 31,
	2019	2018
	U.S. dollars in thousands

Israel	$12,894	$5,378
United States and Canada	9,362	6,337
Asia Pacific (including Japan)	409	936
Europe	1,773	998
Other	5	194
	$24,443	$13,843

Schedule of aging of receivables and impairment and weighted average loss rate

		December 31, 2019		December 31, 2018
	Weighted
	average loss	Gross		Gross
	rate	amount	Impairment	amount	Impairment
	%	U.S. dollars in thousands		U.S. dollars in thousands

Not in arrears	1.5	$7,851	$117	$5,464	$64
In arrears up to three months	1.5	703	10	1,030	12
In arrears up to six months	1.5	98	1	221	3
In arrears up to 12 months	17.5	20	4	188	32
In arrears over 12 months	100.0	361	361	159	159
		$9,033	$493	$7,062	$270

Schedule of movements in allowance for impairment of receivables

	Year Ended December 31,
	2019	2018
	U.S. dollars in thousands

Balance at beginning of year	$270	$540
Recognized impairment loss	349	104
Bad debt	(126)	(374)
Balance at end of year	$493	$270

Schedule of contractual maturities of financial liabilities

	Carrying	Contractual	Up to 6				Over 5
	Amount	Cash flow	months	6‑12 months	1‑2 years	2‑5 years	years
	U.S. dollars in thousands
December 31, 2019
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,056	$5,056	$—	$—	$—	$—
Trade payables	2,028	2,028	2,028	—	—	—	—
Other long-term liabilities	1,260	1,260	—	—	123	382	755
Lease liabilities (including current maturities)	2,598	3,424	553	528	804	613	926
Other accounts payable	4,361	4,361	4,361	—	—	—	—
Total	$15,247	$16,129	$11,998	$528	$927	$995	$1,681

December 31, 2018
Non-derivative financial liabilities
Convertible notes, including current maturities and accrued interest	$5,000	$5,065	$5,065	$—	$—	$—	$—
Trade payables	1,517	1,517	1,517	—	—	—	—
Other long-term liabilities	1,052	1,052	—	—	—	—	1,052
Other accounts payable	2,767	2,767	2,668	99	—	—	—
Total	$10,336	$10,401	$9,250	$99	$—	$—	$1,052

Schedule of CPI and foreign currency risk

		Currency different from dollar
					Non-
				Other	monetary
	Dollars	NIS	Euro	currencies	items	Total
	U.S. dollars in thousands
December 31, 2019
Assets
Cash and cash equivalents	$13,178	$1,254	$587	$96	$—	$15,115
Trade receivables (including long-term trade receivables)	7,750	96	694	—	—	8,540
Other receivable	338	62	2	—	1,002	1,404
Inventories	—	—	—	—	3,363	3,363
Long-term restricted deposits	111	275	—	—	—	386
Long-term prepaid expenses	—	—	—	—	90	90
Property and equipment and intangible assets	—	—	—	—	1,867	1,867
Right-of-use assets	—	—	—	—	2,442	2,442
	21,377	1,687	1,283	96	8,764	33,207
Liabilities
Sort-term bank loan	5,000	—	—	—	—	5,000
Trade payables	779	1,215	34	—	—	2,028
Other accounts payable (including accrued expenses)	2,940	1,366	54	—	412	4,772
Provisions	—	—	—	—	273	273
Lease liabilities (including current maturities)	714	1,884	—	—	—	2,598
Employee benefits	—	—	—		612	612
Other long-term accounts payable	1,060	200	—	—	—	1,260
	10,493	4,665	88	—	1,297	16,543
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$10,884	$(2,978)	$1,195	$96	$7,467	$16,664

December 31, 2018
Assets
Cash and cash equivalents	$4,088	$1,885	$426	$72	$—	$6,471
Trade receivables (including long-term trade receivables)	6,236	229	327	—	—	6,792
Other receivable	247	32	2	—	737	1,018
Inventories	—	—	—	—	2,235	2,235
Long-term restricted deposits	109	190	—	—	—	299
Long-term prepaid expenses	—	—	—	—	66	66
Property and equipment and intangible assets	—	—	—	—	1,511	1,511
	10,680	2,336	755	72	4,549	18,392
Liabilities
Sort-term bank loan	5,000	—	—	—	—	5,000
Trade payables	714	798	5	—	—	1,517
Other accounts payable (including accrued expenses)	1,965	761	50	—	321	3,097
Provisions	—	—	—	—	215	215
Derivative instruments	—	442	—	—	—	442
Employee benefits	—	—	—	—	381	381
Other long-term accounts payable	947	105	—	—	—	1,052
	8,626	2,106	55	—	917	11,704
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$2,054	$230	$700	$72	$3,632	$6,688

Schedule of sensitivity analysis

	December 31, 2019
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(149)	$(149)
Euro/dollar by 5%	60	60

	December 31, 2018
	Equity	Profit
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$12	$12
Euro/dollar by 5%	35	35

Schedule of fair value of other financial assets and liabilities

	December 31, 2019		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	U.S. dollars in thousands
Liabilities:
Liability in respect of royalties to the IIA and other government institutions	$1,260	$527	$1,151	$490

Schedule of financial instruments measured at fair value using valuation method

December 31, 2018
Level 3
U.S. dollars in thousands

Financial instruments - derivative instruments	$442